                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                    METLIFE INVESTORS USA INSURANCE COMPANY


                               SERIES L - 4 YEAR

                         (WITH OPTIONAL INCOME BENEFIT)

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 28, 2014, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN. CURRENTLY THE CONTRACT IS NOT AVAILABLE FOR NEW SALES.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 28, 2014.


SAI-0414USAL42
                                       1

TABLE OF CONTENTS                          PAGE


COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
     Reduction or Elimination of the
     Withdrawal Charge..................     5
CALCULATION OF PERFORMANCE INFORMATION       5
     Total Return.......................     5
     Historical Unit Values.............     6
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     8
     Mortality and Expense Guarantee....     8
     Legal or Regulatory Restrictions
     on Transactions....................     8
ADDITIONAL FEDERAL TAX CONSIDERATIONS...     8
CONDENSED FINANCIAL INFORMATION.........    11
FINANCIAL STATEMENTS....................    44

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements of MetLife Investors USA Insurance Company and subsidiary (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.




CUSTODIAN

MetLife Investors USA Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


Currently the contract is not available for new sales.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the

Separate Account in the following amounts during the periods indicated:




                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2013             $  456,083,088           $0
2012             $  689,121,186           $0
2011             $1,101,222,893           $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2013 ranged from $370 to $19,654,296.* The amount of commissions paid to selected selling firms during 2013 ranged from $0 to $58,087,068. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2013 ranged from $1,696 to $77,741,364.*


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company, MetLife Investors Insurance Company and MetLife Insurance Company of Connecticut.


The following list sets forth the names of selling firms that received additional compensation in 2013 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


Ameriprise Financial Services, Inc.
BBVA Compass Investment Solutions, Inc.
Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Financial Specialists LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Essex National Securities, Inc.
Financial Network Investment Corporation
First Allied Securities, Inc.
First Tennessee Brokerage, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
H. D. Vest Investment Services, Inc.
ING Financial Partners, Inc.
Investacorp, Inc.
Investment Centers of America, Inc.
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
Janney Montgomery Scott, LLC
Key Investment Services LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
LPL Financial LLC
M&T Securities, Inc.
Merrill Lynch, Inc.
Morgan Stanley Smith Barney, LLC
Multi Financial Securities Corporation
National Planning Corporation
NEXT Financial Group
NFP Securities, Inc.
PFS Investments Inc.
Pioneer Funds Distributor, Inc.
PNC Investments LLC
PrimeVest Financial Services, Inc.
ProEquities, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SII Investments, Inc.
Sammons Securities Company, LLC

Santander Securities, LLC.
Securities America, Inc.
Sigma Financial Corporation
Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.
United Planners' Financial Services of America
ValMark Securities, Inc.
Wall Street Financial Group, Inc.
Wells Fargo Advisors Financial Network, LLC
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, or GMIB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, or GMIB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.




ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.


We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% INVESTMENT TAX


The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:



   Capital Gains       Dividends        Other
------------------    -----------    ----------
        23.8%         43.4%          43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.

QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.


TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you elect to:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS


(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,000; catch-up contribution: $2,500

(3)   401(K): elective contribution: $17,500; catch-up contribution: $5,500

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $17,500; catch-up contribution:
      $5,500

(6)   457(B): elective contribution: $17,500; catch-up contribution: $5,500

Dollar limits are for 2014 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions not to exceed the greater of $52,000 or 25% of an employee's compensation for 2014.


FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.414418         9.709821        5,498,619.6145
  01/01/2012    to  12/31/2012        9.709821        10.497446        9,078,247.1325
  01/01/2013    to  12/31/2013       10.497446        11.459381       10,083,633.5335
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.024752         9.405479       15,710,713.9630
  01/01/2012    to  12/31/2012        9.405479        10.486500       14,884,615.4380
  01/01/2013    to  12/31/2013       10.486500        12.208182       14,007,204.7864
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.273443         8.708073       12,000,701.9885
  01/01/2012    to  12/31/2012        8.708073         9.933828       10,741,447.8788
  01/01/2013    to  12/31/2013        9.933828        12.206386       10,152,046.5943
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.055455         8.532140        2,882,108.6680
  01/01/2012    to  12/31/2012        8.532140         9.838177        2,619,107.0243
  01/01/2013    to  12/31/2013        9.838177        12.540809        2,230,623.5093
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.534450         9.867207        9,334,878.5744
  01/01/2012    to  12/31/2012        9.867207        10.740633        8,914,418.5085
  01/01/2013    to  12/31/2013       10.740633        11.975342        8,043,908.9825
============   ==== ==========       =========        =========       ===============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.183284        10.575542        5,741,011.7630
  01/01/2012    to  12/31/2012       10.575542        11.482334       10,870,526.4062
  01/01/2013    to  12/31/2013       11.482334        10.895034        9,884,369.0948
============   ==== ==========       =========        =========       ===============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.255676         9.542757        9,944,225.4355
  01/01/2012    to  12/31/2012        9.542757        10.228279       17,775,657.0673
  01/01/2013    to  12/31/2013       10.228279        11.081407       18,698,889.3335
============   ==== ==========       =========        =========       ===============

                                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       18.621353        19.709415          406,386.9793
   01/01/2012                             to  12/31/2012       19.709415        22.558187          426,859.2401
   01/01/2013                             to  12/31/2013       22.558187        24.223673          374,993.3752
=============                            ==== ==========      ==========       ==========       ===============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.080447        12.876948          472,453.4382
   01/01/2012                             to  12/31/2012       12.876948        15.932812          468,307.2973
   01/01/2013                             to  12/31/2013       15.932812        16.203410          462,283.7035
=============                            ==== ==========      ==========       ==========       ===============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        6.797218         7.367833        1,396,810.4693
   01/01/2012                             to  12/31/2012        7.367833         8.574900        1,428,147.7384
   01/01/2013                             to  12/31/2013        8.574900        12.262580        1,586,516.1999
=============                            ==== ==========      ==========       ==========       ===============
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011      121.484004       125.835311           13,736.5381
   01/01/2012                             to  12/31/2012      125.835311       151.404221           12,980.5082
   01/01/2013                             to  12/31/2013      151.404221       191.509486           15,833.4546
=============                            ==== ==========      ==========       ==========       ===============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.751628        13.910583          490,608.2628
   01/01/2012                             to  12/31/2012       13.910583        16.136315          448,262.4949
   01/01/2013                             to  12/31/2013       16.136315        21.023179          409,843.4811
=============                            ==== ==========      ==========       ==========       ===============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       16.176321        16.192619        1,435,012.5225
   01/01/2012                             to  12/31/2012       16.192619        20.554229        1,281,680.4278
   01/01/2013                             to  12/31/2013       20.554229        26.342855        1,298,819.1437
=============                            ==== ==========      ==========       ==========       ===============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010647         1.045112       29,337,654.5463
   01/01/2013                             to  12/31/2013        1.045112         1.045571       30,806,801.4275
=============                            ==== ==========      ==========       ==========       ===============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        8.979364         9.739920          550,460.4026
   01/01/2012                             to  12/31/2012        9.739920        11.328525          591,104.8303
   01/01/2013                             to  12/31/2013       11.328525        15.064004          620,690.3331
=============                            ==== ==========      ==========       ==========       ===============

                                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       21.146228        23.522723          206,386.4995
   01/01/2012                             to  12/31/2012       23.522723        26.496199          200,502.3381
   01/01/2013                             to  12/31/2013       26.496199        33.910186          184,058.3487
=============                            ==== ==========       =========        =========       ===============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.700850        14.891553          636,834.5611
   01/01/2012                             to  12/31/2012       14.891553        17.290758          538,658.3986
   01/01/2013                             to  12/31/2013       17.290758        23.805318          507,743.9916
=============                            ==== ==========       =========        =========       ===============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       11.009975        10.444963        1,563,268.4273
=============                            ==== ==========       =========        =========       ===============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS (Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
   10/07/2011                             to  12/31/2011       10.514183        10.645421        1,666,203.8036
   01/01/2012                             to  12/31/2012       10.645421        10.968482        1,668,901.2178
   01/01/2013                             to  04/26/2013       10.968482        10.939784                0.0000
=============                            ==== ==========       =========        =========       ===============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.012701         1.047153        7,655,870.9709
   01/01/2013                             to  12/31/2013        1.047153         1.141470       21,322,662.5595
=============                            ==== ==========       =========        =========       ===============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.746802        12.387038          923,958.6202
   01/01/2012                             to  12/31/2012       12.387038        14.224693          872,300.7182
   01/01/2013                             to  12/31/2013       14.224693        16.363954          717,871.4781
=============                            ==== ==========       =========        =========       ===============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       21.867751        23.128254          917,344.3441
   01/01/2012                             to  12/31/2012       23.128254        25.654361          824,824.4613
   01/01/2013                             to  12/31/2013       25.654361        27.207186          734,781.9418
=============                            ==== ==========       =========        =========       ===============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.948050        10.214674          123,526.8414
   01/01/2012                             to  12/31/2012       10.214674        10.766904          149,318.0948
   01/01/2013                             to  12/31/2013       10.766904        10.980504          401,987.8187
=============                            ==== ==========       =========        =========       ===============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.701668         9.740597          394,634.4093
   01/01/2012                             to  12/31/2012        9.740597         9.986641          545,067.5430
   01/01/2013                             to  12/31/2013        9.986641         9.922338        1,025,298.1450
=============                            ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.830813        11.864590          196,529.1185
  01/01/2012    to  12/31/2012       11.864590        13.316647          194,063.5101
  01/01/2013    to  12/31/2013       13.316647        13.214774          176,918.5709
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.176317         9.358179        8,305,230.8875
  01/01/2012    to  12/31/2012        9.358179        10.395119       14,385,910.7180
  01/01/2013    to  12/31/2013       10.395119        11.675982       17,275,942.6811
============   ==== ==========       =========        =========       ===============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077631         1.123774        6,062,820.8958
============   ==== ==========       =========        =========       ===============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.574448         9.853738        1,332,328.9305
  01/01/2012    to  12/31/2012        9.853738        11.505677        1,368,638.9622
  01/01/2013    to  12/31/2013       11.505677        10.737520        1,357,994.8239
============   ==== ==========       =========        =========       ===============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.065112        12.233902        1,186,549.9265
  01/01/2012    to  12/31/2012       12.233902        14.021955        1,103,078.0616
  01/01/2013    to  12/31/2013       14.021955        16.423965          939,603.8766
============   ==== ==========       =========        =========       ===============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.322807        14.583906        3,072,252.2853
  01/01/2012    to  12/31/2012       14.583906        15.630297        2,963,639.8286
  01/01/2013    to  12/31/2013       15.630297        13.927562        2,679,828.3900
============   ==== ==========       =========        =========       ===============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       15.626358        15.962182        5,377,423.5944
  01/01/2012    to  12/31/2012       15.962182        17.129299        5,202,560.3805
  01/01/2013    to  12/31/2013       17.129299        16.501480        4,806,127.7176
============   ==== ==========       =========        =========       ===============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       15.231804        16.396759           39,387.0592
  01/01/2012    to  12/31/2012       16.396759        17.773798           31,050.1529
  01/01/2013    to  12/31/2013       17.773798        23.167563           41,679.1305
============   ==== ==========       =========        =========       ===============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  10/07/2011    to  12/31/2011       12.197521        12.491238          199,511.6945
  01/01/2012    to  12/31/2012       12.491238        13.672498          279,186.9459
  01/01/2013    to  12/31/2013       13.672498        13.618052          371,377.8814
============   ==== ==========       =========        =========       ===============

                                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.595066        10.726511        1,278,338.0062
   01/01/2012                             to  12/31/2012       10.726511        10.865912        2,759,049.3376
   01/01/2013                             to  12/31/2013       10.865912        10.189740        2,062,186.4805
=============                            ==== ==========       =========        =========       ===============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.214980        10.723087          141,516.0026
=============                            ==== ==========       =========        =========       ===============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010679         1.065216        7,597,440.7349
   01/01/2013                             to  12/31/2013        1.065216         1.151996       13,352,359.8428
=============                            ==== ==========       =========        =========       ===============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.747927        11.355300        4,942,310.8334
   01/01/2012                             to  12/31/2012       11.355300        12.584198        5,019,943.2853
   01/01/2013                             to  12/31/2013       12.584198        13.958021        4,695,865.5544
=============                            ==== ==========       =========        =========       ===============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.985354        10.599738        2,368,205.1021
   01/01/2012                             to  12/31/2012       10.599738        11.974538        2,047,595.9323
   01/01/2013                             to  12/31/2013       11.974538        13.886441        1,805,117.0508
=============                            ==== ==========       =========        =========       ===============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       40.331761        44.445719          542,561.4028
   01/01/2012                             to  12/31/2012       44.445719        51.496265          500,766.1196
   01/01/2013                             to  12/31/2013       51.496265        67.660933          441,732.6556
=============                            ==== ==========       =========        =========       ===============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.078512         9.735655        2,391,830.7037
   01/01/2012                             to  12/31/2012        9.735655        10.869334        2,279,238.2326
   01/01/2013                             to  12/31/2013       10.869334        14.580492        2,079,553.8032
=============                            ==== ==========       =========        =========       ===============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.398328        15.325747        1,070,529.9868
   01/01/2012                             to  12/31/2012       15.325747        17.758225          879,554.4363
   01/01/2013                             to  12/31/2013       17.758225        23.100870          739,136.7906
=============                            ==== ==========       =========        =========       ===============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        8.973971         9.821513        1,640,161.9752
=============                            ==== ==========       =========        =========       ===============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
   10/07/2011                             to  12/31/2011        7.204737         7.472605        2,018,121.7343
   01/01/2012                             to  12/31/2012        7.472605         8.618659        1,894,305.6832
   01/01/2013                             to  04/26/2013        8.618659         8.927398                0.0000
=============                            ==== ==========       =========        =========       ===============

                                    1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
   10/07/2011                             to  12/31/2011       15.416386        15.586135        283,354.4736
   01/01/2012                             to  12/31/2012       15.586135        15.855089        337,801.7289
   01/01/2013                             to  12/31/2013       15.855089        15.171972        348,228.1940
=============                            ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.033803         9.992322      2,810,528.0328
   01/01/2012                             to  12/31/2012        9.992322         9.813093      3,400,606.6945
   01/01/2013                             to  12/31/2013        9.813093         9.638029      2,082,146.1292
=============                            ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   10/07/2011                             to  12/31/2011       10.648130        11.641659      3,142,392.6232
   01/01/2012                             to  12/31/2012       11.641659        12.885091      2,727,544.1721
   01/01/2013                             to  12/31/2013       12.885091        16.898436      2,358,517.6104
=============                            ==== ==========       =========        =========      ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       14.489942        17.226997        248,518.9929
=============                            ==== ==========       =========        =========      ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       12.441477        12.830735        320,796.7729
   01/01/2012                             to  12/31/2012       12.830735        13.359163        306,491.4906
   01/01/2013                             to  04/26/2013       13.359163        14.396828              0.0000
=============                            ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.258684        11.708536      1,217,375.6992
   01/01/2012                             to  12/31/2012       11.708536        13.287480      1,961,504.7512
   01/01/2013                             to  12/31/2013       13.287480        17.844249      1,746,427.5370
=============                            ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        6.997682         7.388228        269,342.3137
   01/01/2012                             to  12/31/2012        7.388228         8.175281        189,826.5168
   01/01/2013                             to  04/26/2013        8.175281         8.774528              0.0000
=============                            ==== ==========       =========        =========      ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.688684        13.951958      1,093,314.7631
   01/01/2012                             to  12/31/2012       13.951958        15.288669      1,001,062.3512
   01/01/2013                             to  12/31/2013       15.288669        20.498259        912,396.0918
=============                            ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.055794        14.061559        289,673.4073
   01/01/2012                             to  12/31/2012       14.061559        16.281954        216,104.5967
   01/01/2013                             to  12/31/2013       16.281954        20.405601        197,149.0608
=============                            ==== ==========       =========        =========      ==============

                                    1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       14.380608        15.790359        103,303.7932
   01/01/2012                             to  12/31/2012       15.790359        18.184822        139,040.5154
   01/01/2013                             to  12/31/2013       18.184822        23.710385        142,190.0915
=============                            ==== ==========       =========        =========      ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.547191        11.477358      1,083,967.2354
   01/01/2012                             to  12/31/2012       11.477358        13.010646      1,307,982.8142
   01/01/2013                             to  12/31/2013       13.010646        16.829280      1,316,339.9780
=============                            ==== ==========       =========        =========      ==============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       17.811965        20.756199        453,547.5207
=============                            ==== ==========       =========        =========      ==============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        7.931378         8.599289      1,049,171.2942
   01/01/2012                             to  12/31/2012        8.599289         9.620356        976,494.8778
   01/01/2013                             to  04/26/2013        9.620356        10.524851              0.0000
=============                            ==== ==========       =========        =========      ==============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
   10/07/2011                             to  12/31/2011       10.225103        10.327221        148,274.8066
   01/01/2012                             to  12/31/2012       10.327221        11.961547        161,821.1811
   01/01/2013                             to  12/31/2013       11.961547        14.266681        228,021.1864
=============                            ==== ==========       =========        =========      ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       15.760038        19.627813        389,608.0558
=============                            ==== ==========       =========        =========      ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       12.811450        13.977994        529,430.9875
   01/01/2012                             to  12/31/2012       13.977994        14.452926        490,998.0234
   01/01/2013                             to  04/26/2013       14.452926        15.651038              0.0000
=============                            ==== ==========       =========        =========      ==============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       13.947104        15.727087        122,076.0696
   01/01/2012                             to  12/31/2012       15.727087        17.907911        188,141.4161
   01/01/2013                             to  12/31/2013       17.907911        24.293548        231,332.3913
=============                            ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        6.807827         8.572970        900,566.6029
=============                            ==== ==========       =========        =========      ==============

                                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        5.859073         5.889901          969,493.0433
   01/01/2012                             to  12/31/2012        5.889901         6.485249          803,548.2340
   01/01/2013                             to  04/26/2013        6.485249         6.773144                0.0000
=============                            ==== ==========       =========        =========       ===============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.633795        15.264514          318,658.5921
   01/01/2012                             to  12/31/2012       15.264514        15.377272          343,233.3481
   01/01/2013                             to  12/31/2013       15.377272        16.727253          301,021.9371
=============                            ==== ==========       =========        =========       ===============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       16.757875        16.841092          544,954.9952
   01/01/2012                             to  12/31/2012       16.841092        17.043155          449,689.5657
   01/01/2013                             to  12/31/2013       17.043155        16.587579          408,604.9913
=============                            ==== ==========       =========        =========       ===============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.888997        10.477473        3,032,364.7493
   01/01/2012                             to  12/31/2012       10.477473        12.012329        2,665,775.6940
   01/01/2013                             to  12/31/2013       12.012329        15.279383        2,745,364.2521
=============                            ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.756709        11.237801       35,361,838.4371
   01/01/2012                             to  12/31/2012       11.237801        12.573811       32,721,341.2395
   01/01/2013                             to  12/31/2013       12.573811        14.747678       30,872,122.0232
=============                            ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.408434        11.788574       11,274,784.0064
   01/01/2012                             to  12/31/2012       11.788574        12.840462       10,055,557.5705
   01/01/2013                             to  12/31/2013       12.840462        13.756466        7,828,570.0534
=============                            ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.325442        10.883780       36,631,324.7247
   01/01/2012                             to  12/31/2012       10.883780        12.368927       32,469,461.8049
   01/01/2013                             to  12/31/2013       12.368927        15.296509       33,299,508.3852
=============                            ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        8.660645         9.236064        4,605,901.7716
   01/01/2012                             to  12/31/2012        9.236064        10.532994        4,154,307.1322
   01/01/2013                             to  04/26/2013       10.532994        11.324926                0.0000
=============                            ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT           UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD          END OF PERIOD
                                 ---------------  ---------------  --------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.199457        11.631326        20,311,453.4608
  01/01/2012    to  12/31/2012       11.631326        12.838561        18,390,140.7266
  01/01/2013    to  12/31/2013       12.838561        14.403353        17,147,795.3983
============   ==== ==========       =========        =========        ===============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.412327         9.706547        162,164.4953
  01/01/2012    to  12/31/2012        9.706547        10.488634        308,209.2878
  01/01/2013    to  12/31/2013       10.488634        11.444039        353,857.9697
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.009168         9.388157      6,281,076.9956
  01/01/2012    to  12/31/2012        9.388157        10.461928      6,022,799.7865
  01/01/2013    to  12/31/2013       10.461928        12.173490      5,479,454.8590
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.259153         8.692032      2,298,565.5669
  01/01/2012    to  12/31/2012        8.692032         9.910548      2,198,882.1305
  01/01/2013    to  12/31/2013        9.910548        12.171696      2,115,270.3274
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.041538         8.516420        831,766.1313
  01/01/2012    to  12/31/2012        8.516420         9.815118        808,227.7513
  01/01/2013    to  12/31/2013        9.815118        12.505165        684,554.2635
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.517990         9.849039      2,618,581.9347
  01/01/2012    to  12/31/2012        9.849039        10.715470      2,501,258.9870
  01/01/2013    to  12/31/2013       10.715470        11.941314      2,160,608.9550
============   ==== ==========       =========        =========      ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.180885        10.571835        194,492.2275
  01/01/2012    to  12/31/2012       10.571835        11.472543        649,362.1331
  01/01/2013    to  12/31/2013       11.472543        10.880300        444,089.8963
============   ==== ==========       =========        =========      ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.253620         9.539540        352,279.2488
  01/01/2012    to  12/31/2012        9.539540        10.219693        747,193.7040
  01/01/2013    to  12/31/2013       10.219693        11.066570        828,334.2350
============   ==== ==========       =========        =========      ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       18.481182        19.558805        197,355.8982
  01/01/2012    to  12/31/2012       19.558805        22.374561        202,120.7907
  01/01/2013    to  12/31/2013       22.374561        24.014481        171,264.3456
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.035584        12.827651        134,108.4413
  01/01/2012    to  12/31/2012       12.827651        15.863844        120,521.6061
  01/01/2013    to  12/31/2013       15.863844        16.125203        116,907.5551
============   ==== ==========       =========        =========      ==============

                                    1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        6.764534         7.331562        460,281.6600
   01/01/2012                             to  12/31/2012        7.331562         8.528399        343,099.2520
   01/01/2013                             to  12/31/2013        8.528399        12.189990        397,926.1797
=============                            ==== ==========      ==========       ==========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011      119.700954       123.974133          7,490.6079
   01/01/2012                             to  12/31/2012      123.974133       149.089951         10,662.1210
   01/01/2013                             to  12/31/2013      149.089951       188.487955         10,429.1456
=============                            ==== ==========      ==========       ==========      ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.704277        13.857334        104,616.7663
   01/01/2012                             to  12/31/2012       13.857334        16.066470        110,289.5772
   01/01/2013                             to  12/31/2013       16.066470        20.921723        109,509.2878
=============                            ==== ==========      ==========       ==========      ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       16.095647        16.110007        322,082.9293
   01/01/2012                             to  12/31/2012       16.110007        20.439093        287,560.8558
   01/01/2013                             to  12/31/2013       20.439093        26.182208        291,990.4142
=============                            ==== ==========      ==========       ==========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010638         1.044753      4,006,077.9589
   01/01/2013                             to  12/31/2013        1.044753         1.044689      2,699,962.1183
=============                            ==== ==========      ==========       ==========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        8.950464         9.707455        221,198.6694
   01/01/2012                             to  12/31/2012        9.707455        11.285093        259,308.5992
   01/01/2013                             to  12/31/2013       11.285093        14.998753        181,859.2466
=============                            ==== ==========      ==========       ==========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       20.511946        22.814534         54,690.6920
   01/01/2012                             to  12/31/2012       22.814534        25.685574         47,574.6578
   01/01/2013                             to  12/31/2013       25.685574        32.856314         58,474.5437
=============                            ==== ==========      ==========       ==========      ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.632491        14.815549        140,902.7844
   01/01/2012                             to  12/31/2012       14.815549        17.193866        116,291.6048
   01/01/2013                             to  12/31/2013       17.193866        23.660099        139,926.8485
=============                            ==== ==========      ==========       ==========      ==============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.982397        10.415288        344,985.8777
=============                            ==== ==========      ==========       ==========      ==============

                                    1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS (Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
   10/07/2011                             to  12/31/2011       10.496038        10.625827        349,224.0736
   01/01/2012                             to  12/31/2012       10.625827        10.942791        344,397.4313
   01/01/2013                             to  04/26/2013       10.942791        10.914101              0.0000
=============                            ==== ==========       =========        =========      ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.012693         1.046793        582,495.0331
   01/01/2013                             to  12/31/2013        1.046793         1.140507      1,332,248.2536
=============                            ==== ==========       =========        =========      ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.714848        12.351922        173,535.4128
   01/01/2012                             to  12/31/2012       12.351922        14.177242        158,632.3990
   01/01/2013                             to  12/31/2013       14.177242        16.301216        105,471.3474
=============                            ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       21.762466        23.014253        153,659.3932
   01/01/2012                             to  12/31/2012       23.014253        25.515082        144,117.5183
   01/01/2013                             to  12/31/2013       25.515082        27.045951        172,091.8495
=============                            ==== ==========       =========        =========      ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.940870        10.206128         30,777.2013
   01/01/2012                             to  12/31/2012       10.206128        10.752489         35,712.7710
   01/01/2013                             to  12/31/2013       10.752489        10.960322         68,516.6274
=============                            ==== ==========       =========        =========      ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.699501         9.737301         62,015.5923
   01/01/2012                             to  12/31/2012        9.737301         9.978243         79,206.0840
   01/01/2013                             to  12/31/2013        9.978243         9.909038        275,599.5831
=============                            ==== ==========       =========        =========      ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.816401        11.848773         83,441.0564
   01/01/2012                             to  12/31/2012       11.848773        13.292212         93,982.0847
   01/01/2013                             to  12/31/2013       13.292212        13.183930         65,253.7063
=============                            ==== ==========       =========        =========      ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.174278         9.355023        309,437.1733
   01/01/2012                             to  12/31/2012        9.355023        10.386393        663,385.9325
   01/01/2013                             to  12/31/2013       10.386393        11.660351        740,576.9294
=============                            ==== ==========       =========        =========      ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        1.077368         1.123121        568,888.3985
=============                            ==== ==========       =========        =========      ==============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.548388         9.825787        385,528.7110
  01/01/2012    to  12/31/2012        9.825787        11.467276        411,662.2052
  01/01/2013    to  12/31/2013       11.467276        10.696331        459,275.4688
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.007108        12.173685        233,062.7805
  01/01/2012    to  12/31/2012       12.173685        13.945926        222,577.2471
  01/01/2013    to  12/31/2013       13.945926        16.326750        210,649.9065
============   ==== ==========       =========        =========      ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.262509        14.520839      1,022,796.2133
  01/01/2012    to  12/31/2012       14.520839        15.554886        945,363.8478
  01/01/2013    to  12/31/2013       15.554886        13.853433        842,255.5200
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       15.551254        15.883636      1,838,187.0889
  01/01/2012    to  12/31/2012       15.883636        17.036445      1,772,195.0198
  01/01/2013    to  12/31/2013       17.036445        16.403823      1,584,905.7695
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       15.097725        16.250555         13,333.8716
  01/01/2012    to  12/31/2012       16.250555        17.606464         20,179.4706
  01/01/2013    to  12/31/2013       17.606464        22.937983         20,663.3503
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  10/07/2011    to  12/31/2011       12.177758        12.469565         75,130.4505
  01/01/2012    to  12/31/2012       12.469565        13.641918         58,722.9086
  01/01/2013    to  12/31/2013       13.641918        13.580801        128,479.0057
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.592716        10.722898         82,845.3598
  01/01/2012    to  12/31/2012       10.722898        10.856793        105,890.5125
  01/01/2013    to  12/31/2013       10.856793        10.176098         98,935.5833
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214840        10.719329          1,913.9628
============   ==== ==========       =========        =========      ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010671         1.064850        576,879.1441
  01/01/2013    to  12/31/2013        1.064850         1.151025      1,003,820.2228
============   ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.715605        11.319849      1,760,346.6347
  01/01/2012    to  12/31/2012       11.319849        12.538608      1,806,528.1608
  01/01/2013    to  12/31/2013       12.538608        13.900502      1,678,780.3957
============   ==== ==========       =========        =========      ==============

                                    1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.955321        10.566641        189,441.6942
   01/01/2012                             to  12/31/2012       10.566641        11.931151        234,295.7420
   01/01/2013                             to  12/31/2013       11.931151        13.829212        265,006.6375
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       40.136862        44.225853        120,233.0583
   01/01/2012                             to  12/31/2012       44.225853        51.215775        110,442.4109
   01/01/2013                             to  12/31/2013       51.215775        67.258778        106,100.8188
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.034800         9.687665        633,027.5724
   01/01/2012                             to  12/31/2012        9.687665        10.810320        584,718.9375
   01/01/2013                             to  12/31/2013       10.810320        14.494085        515,761.7297
=============                            ==== ==========       =========        =========        ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.330509        15.251803        235,504.0994
   01/01/2012                             to  12/31/2012       15.251803        17.663668        192,145.4691
   01/01/2013                             to  12/31/2013       17.663668        22.966386        160,529.4744
=============                            ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        8.951477         9.793596        572,850.4130
=============                            ==== ==========       =========        =========        ============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
   10/07/2011                             to  12/31/2011        7.192291         7.458837        693,459.1330
   01/01/2012                             to  12/31/2012        7.458837         8.598458        687,462.1157
   01/01/2013                             to  04/26/2013        8.598458         8.905057              0.0000
=============                            ==== ==========       =========        =========        ============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
   10/07/2011                             to  12/31/2011       15.317137        15.484013         87,313.8019
   01/01/2012                             to  12/31/2012       15.484013        15.743288        201,698.3291
   01/01/2013                             to  12/31/2013       15.743288        15.057455        186,850.6952
=============                            ==== ==========       =========        =========        ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.985503         9.943078        775,134.2392
   01/01/2012                             to  12/31/2012        9.943078         9.759823        647,967.8518
   01/01/2013                             to  12/31/2013        9.759823         9.580917        588,291.5567
=============                            ==== ==========       =========        =========        ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   10/07/2011                             to  12/31/2011       10.596891        11.584307        710,262.1315
   01/01/2012                             to  12/31/2012       11.584307        12.815171        609,649.4651
   01/01/2013                             to  12/31/2013       12.815171        16.798343        587,225.0780
=============                            ==== ==========       =========        =========        ============

                                   1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       14.424852        17.143839       53,906.5048
=============                            ==== ==========       =========        =========      ============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       12.395266        12.781608       61,966.7449
   01/01/2012                             to  12/31/2012       12.781608        13.301322       64,138.2865
   01/01/2013                             to  04/26/2013       13.301322        14.332215            0.0000
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.205672        11.652065      312,820.4525
   01/01/2012                             to  12/31/2012       11.652065        13.216751      457,405.2528
   01/01/2013                             to  12/31/2013       13.216751        17.740395      464,972.6060
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        6.983906         7.372835      184,615.6323
   01/01/2012                             to  12/31/2012        7.372835         8.154149      165,750.0438
   01/01/2013                             to  04/26/2013        8.154149         8.750456            0.0000
=============                            ==== ==========       =========        =========      ============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.627644        13.883244      184,558.0210
   01/01/2012                             to  12/31/2012       13.883244        15.205726      171,250.4482
   01/01/2013                             to  12/31/2013       15.205726        20.376869      178,721.5379
=============                            ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.035165        14.039305       32,054.7751
   01/01/2012                             to  12/31/2012       14.039305        16.248019       40,549.3823
   01/01/2013                             to  12/31/2013       16.248019        20.352900      110,829.6027
=============                            ==== ==========       =========        =========      ============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       14.299816        15.699841       58,826.1789
   01/01/2012                             to  12/31/2012       15.699841        18.071495       69,156.8245
   01/01/2013                             to  12/31/2013       18.071495        23.550851      116,932.7381
=============                            ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.494587        11.418801      344,504.8009
   01/01/2012                             to  12/31/2012       11.418801        12.937763      490,505.8831
   01/01/2013                             to  12/31/2013       12.937763        16.726646      470,745.9142
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       17.680742        20.596349      110,282.3551
=============                            ==== ==========       =========        =========      ============

                                    1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        7.917679         8.583448        242,624.8883
   01/01/2012                             to  12/31/2012        8.583448         9.597810        241,882.5847
   01/01/2013                             to  04/26/2013        9.597810        10.498516              0.0000
=============                            ==== ==========       =========        =========        ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
   10/07/2011                             to  12/31/2011       10.159243        10.259521        109,193.3624
   01/01/2012                             to  12/31/2012       10.259521        11.877164        137,595.5463
   01/01/2013                             to  12/31/2013       11.877164        14.158958        165,873.4006
=============                            ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       15.669209        19.508126        111,473.5151
=============                            ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       12.747565        13.906691        150,055.0158
   01/01/2012                             to  12/31/2012       13.906691        14.371972        147,313.8468
   01/01/2013                             to  04/26/2013       14.371972        15.560900              0.0000
=============                            ==== ==========       =========        =========        ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       13.857267        15.623989         42,320.1293
   01/01/2012                             to  12/31/2012       15.623989        17.781579         68,794.3034
   01/01/2013                             to  12/31/2013       17.781579        24.110120         99,941.2553
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        6.769833         8.522256        305,195.9393
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        5.830924         5.860930        278,703.0019
   01/01/2012                             to  12/31/2012        5.860930         6.450107        237,094.8671
   01/01/2013                             to  04/26/2013        6.450107         6.735371              0.0000
=============                            ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.612310        15.240348        123,450.1159
   01/01/2012                             to  12/31/2012       15.240348        15.345209        137,780.3622
   01/01/2013                             to  12/31/2013       15.345209        16.684028        132,740.3802
=============                            ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       16.616495        16.697088        103,023.9107
   01/01/2012                             to  12/31/2012       16.697088        16.888930        116,813.3885
   01/01/2013                             to  12/31/2013       16.888930        16.429258        107,426.8695
=============                            ==== ==========       =========        =========        ============

                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.854790        10.440030        636,686.1820
  01/01/2012    to  12/31/2012       10.440030        11.963387        572,037.0872
  01/01/2013    to  12/31/2013       11.963387        15.209528        553,986.7993
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.719509        11.197649      7,583,100.5300
  01/01/2012    to  12/31/2012       11.197649        12.522590      6,933,156.0682
  01/01/2013    to  12/31/2013       12.522590        14.680262      6,436,376.3203
============   ==== ==========       =========        =========      ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.368988        11.746461      2,223,052.4513
  01/01/2012    to  12/31/2012       11.746461        12.788163      2,001,634.7962
  01/01/2013    to  12/31/2013       12.788163        13.693588      1,481,131.1240
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.289728        10.844888      2,161,788.3290
  01/01/2012    to  12/31/2012       10.844888        12.318535      2,009,508.9828
  01/01/2013    to  12/31/2013       12.318535        15.226579      2,217,690.1765
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011        8.645688         9.219053        724,814.9956
  01/01/2012    to  12/31/2012        9.219053        10.508312        526,164.1936
  01/01/2013    to  04/26/2013       10.508312        11.296594              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.160730        11.589772      3,611,199.6196
  01/01/2012    to  12/31/2012       11.589772        12.786266      3,405,425.9753
  01/01/2013    to  12/31/2013       12.786266        14.337516      3,003,169.9737
============   ==== ==========       =========        =========      ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.408147         9.700006        373,513.1749
  01/01/2012    to  12/31/2012        9.700006        10.471040        487,481.3915
  01/01/2013    to  12/31/2013       10.471040        11.413428        505,857.8452
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.978092         9.353622      4,682,880.3884
  01/01/2012    to  12/31/2012        9.353622        10.412975      4,500,679.2275
  01/01/2013    to  12/31/2013       10.412975        12.104427      4,616,559.4757
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.230658         8.660050      2,466,920.2815
  01/01/2012    to  12/31/2012        8.660050         9.864168      2,162,793.2208
  01/01/2013    to  12/31/2013        9.864168        12.102636      2,182,011.2245
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.013787         8.485078        660,698.7391
  01/01/2012    to  12/31/2012        8.485078         9.769178        583,353.0490
  01/01/2013    to  12/31/2013        9.769178        12.434205        493,799.2236
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.485165         9.812816      2,387,219.1820
  01/01/2012    to  12/31/2012        9.812816        10.665337      2,270,314.8560
  01/01/2013    to  12/31/2013       10.665337        11.873574      2,456,908.3388
============   ==== ==========       =========        =========      ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.176091        10.564428        414,769.9004
  01/01/2012    to  12/31/2012       10.564428        11.452993        794,621.1813
  01/01/2013    to  12/31/2013       11.452993        10.850902        626,248.9135
============   ==== ==========       =========        =========      ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.249510         9.533110        441,654.8972
  01/01/2012    to  12/31/2012        9.533110        10.202547        687,451.7828
  01/01/2013    to  12/31/2013       10.202547        11.036967        815,180.9877
============   ==== ==========       =========        =========      ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       18.204096        19.261135        188,538.8080
  01/01/2012    to  12/31/2012       19.261135        22.011911        131,224.7021
  01/01/2013    to  12/31/2013       22.011911        23.601650        118,448.7502
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.946343        12.729608        266,003.7854
  01/01/2012    to  12/31/2012       12.729608        15.726790        244,246.6283
  01/01/2013    to  12/31/2013       15.726790        15.969912        255,258.3020
============   ==== ==========       =========        =========      ==============

                                    1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        6.694173         7.253635        628,240.2268
   01/01/2012                             to  12/31/2012        7.253635         8.429276        556,634.4425
   01/01/2013                             to  12/31/2013        8.429276        12.036283        618,131.6826
=============                            ==== ==========      ==========       ==========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011      116.214221       120.335247          4,118.5333
   01/01/2012                             to  12/31/2012      120.335247       144.568601          5,059.2491
   01/01/2013                             to  12/31/2013      144.568601       182.589254          5,317.7233
=============                            ==== ==========      ==========       ==========      ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.610085        13.751431        310,774.3725
   01/01/2012                             to  12/31/2012       13.751431        15.927672        292,433.3732
   01/01/2013                             to  12/31/2013       15.927672        20.720268        274,147.8604
=============                            ==== ==========      ==========       ==========      ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       15.935457        15.946001        680,095.0335
   01/01/2012                             to  12/31/2012       15.946001        20.210702        634,012.1052
   01/01/2013                             to  12/31/2013       20.210702        25.863792        597,320.1319
=============                            ==== ==========      ==========       ==========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010622         1.044035      6,041,207.6991
   01/01/2013                             to  12/31/2013        1.044035         1.042928      4,571,806.7933
=============                            ==== ==========      ==========       ==========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        8.892955         9.642864        298,308.1995
   01/01/2012                             to  12/31/2012        9.642864        11.198746        257,812.0454
   01/01/2013                             to  12/31/2013       11.198746        14.869131        273,962.9408
=============                            ==== ==========      ==========       ==========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       20.223940        22.489026         92,984.1668
   01/01/2012                             to  12/31/2012       22.489026        25.293673         99,257.5765
   01/01/2013                             to  12/31/2013       25.293673        32.322692         83,822.0847
=============                            ==== ==========      ==========       ==========      ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.496809        14.664720        293,672.5541
   01/01/2012                             to  12/31/2012       14.664720        17.001734        269,456.4155
   01/01/2013                             to  12/31/2013       17.001734        23.372353        269,442.9936
=============                            ==== ==========      ==========       ==========      ==============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.927466        10.356211        330,901.6149
=============                            ==== ==========      ==========       ==========      ==============

                                    1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS (Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
   10/07/2011                             to  12/31/2011       10.459855        10.586761        385,106.3874
   01/01/2012                             to  12/31/2012       10.586761        10.891608        390,579.9529
   01/01/2013                             to  04/26/2013       10.891608        10.862933              0.0000
=============                            ==== ==========       =========        =========      ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.012676         1.046073        268,794.8379
   01/01/2013                             to  12/31/2013        1.046073         1.138585      1,313,599.5066
=============                            ==== ==========       =========        =========      ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.651218        12.282006        267,508.6612
   01/01/2012                             to  12/31/2012       12.282006        14.082838        243,594.2593
   01/01/2013                             to  12/31/2013       14.082838        16.176496        195,353.9061
=============                            ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       21.536254        22.769795        352,257.5726
   01/01/2012                             to  12/31/2012       22.769795        25.218708        337,627.1542
   01/01/2013                             to  12/31/2013       25.218708        26.705088        325,630.8023
=============                            ==== ==========       =========        =========      ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.926530        10.189062         80,745.3079
   01/01/2012                             to  12/31/2012       10.189062        10.723728         95,306.9879
   01/01/2013                             to  12/31/2013       10.723728        10.920083        177,856.4214
=============                            ==== ==========       =========        =========      ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.695169         9.730713         57,534.0613
   01/01/2012                             to  12/31/2012        9.730713         9.961476         79,653.4623
   01/01/2013                             to  12/31/2013        9.961476         9.882501        175,276.7588
=============                            ==== ==========       =========        =========      ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.787639        11.817213         27,050.0398
   01/01/2012                             to  12/31/2012       11.817213        13.243492         31,455.2623
   01/01/2013                             to  12/31/2013       13.243492        13.122481         27,236.1020
=============                            ==== ==========       =========        =========      ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.170204         9.348718        369,170.2318
   01/01/2012                             to  12/31/2012        9.348718        10.368971        674,571.1454
   01/01/2013                             to  12/31/2013       10.368971        11.629162      1,326,031.4829
=============                            ==== ==========       =========        =========      ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.768432        11.218181         28,870.3124
=============                            ==== ==========       =========        =========      ==============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.496495         9.770137        504,752.3100
  01/01/2012    to  12/31/2012        9.770137        11.390879        443,949.9713
  01/01/2013    to  12/31/2013       11.390879        10.614449        429,036.5717
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.882225        12.044296        612,198.6971
  01/01/2012    to  12/31/2012       12.044296        13.783845        551,210.7799
  01/01/2013    to  12/31/2013       13.783845        16.120882        486,790.1753
============   ==== ==========       =========        =========      ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.142641        14.395490      1,210,604.2463
  01/01/2012    to  12/31/2012       14.395490        15.405124      1,118,986.0246
  01/01/2013    to  12/31/2013       15.405124        13.706335      1,055,891.9905
============   ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       15.389582        15.714895      2,295,007.1846
  01/01/2012    to  12/31/2012       15.714895        16.838529      2,285,932.5719
  01/01/2013    to  12/31/2013       16.838529        16.197052      2,145,523.2305
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.833190        15.962150         14,285.5477
  01/01/2012    to  12/31/2012       15.962150        17.276625         16,000.9901
  01/01/2013    to  12/31/2013       17.276625        22.485788         13,422.0703
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  10/07/2011    to  12/31/2011       12.138344        12.426349         78,624.3081
  01/01/2012    to  12/31/2012       12.426349        13.580985        108,026.6966
  01/01/2013    to  12/31/2013       13.580985        13.506630        121,797.2252
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.588019        10.715679         36,268.3541
  01/01/2012    to  12/31/2012       10.715679        10.838586        249,162.6096
  01/01/2013    to  12/31/2013       10.838586        10.148878        113,370.3208
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214562        10.711818          9,508.0192
============   ==== ==========       =========        =========      ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010654         1.064118        715,130.5976
  01/01/2013    to  12/31/2013        1.064118         1.149085      1,881,624.4447
============   ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.651275        11.249304      1,638,674.4971
  01/01/2012    to  12/31/2012       11.249304        12.447953      1,793,104.8400
  01/01/2013    to  12/31/2013       12.447953        13.786215      1,751,980.8225
============   ==== ==========       =========        =========      ==============

                                    1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.895547        10.500781        797,701.8665
   01/01/2012                             to  12/31/2012       10.500781        11.844879        784,580.2073
   01/01/2013                             to  12/31/2013       11.844879        13.715502        793,352.0073
=============                            ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       39.719363        43.755758        209,631.0324
   01/01/2012                             to  12/31/2012       43.755758        50.620493        187,902.6054
   01/01/2013                             to  12/31/2013       50.620493        66.410645        171,373.2829
=============                            ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        8.940828         9.584698        895,748.8130
   01/01/2012                             to  12/31/2012        9.584698        10.684677        788,949.6902
   01/01/2013                             to  12/31/2013       10.684677        14.311326        759,322.5495
=============                            ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.195854        15.105017        537,279.5396
   01/01/2012                             to  12/31/2012       15.105017        17.476104        480,929.8652
   01/01/2013                             to  12/31/2013       17.476104        22.699826        443,866.1094
=============                            ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        8.906673         9.738019        380,194.0141
=============                            ==== ==========       =========        =========      ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
   10/07/2011                             to  12/31/2011        7.167472         7.431387        459,960.0083
   01/01/2012                             to  12/31/2012        7.431387         8.558211        407,372.2121
   01/01/2013                             to  04/26/2013        8.558211         8.860558              0.0000
=============                            ==== ==========       =========        =========      ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
   10/07/2011                             to  12/31/2011       15.120624        15.281843         84,181.8830
   01/01/2012                             to  12/31/2012       15.281843        15.522125         93,770.4087
   01/01/2013                             to  12/31/2013       15.522125        14.831089         99,841.7588
=============                            ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.881700         9.837451      1,873,563.1243
   01/01/2012                             to  12/31/2012        9.837451         9.646441      2,121,212.5334
   01/01/2013                             to  12/31/2013        9.646441         9.460150      1,479,539.3886
=============                            ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   10/07/2011                             to  12/31/2011       10.486690        11.461201      1,226,104.7499
   01/01/2012                             to  12/31/2012       11.461201        12.666252      1,100,194.1416
   01/01/2013                             to  12/31/2013       12.666252        16.586560        970,277.2572
=============                            ==== ==========       =========        =========      ==============

                                    1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       14.295539        16.978719        126,621.4106
=============                            ==== ==========       =========        =========        ============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       12.303344        12.683903        155,423.7876
   01/01/2012                             to  12/31/2012       12.683903        13.186379        140,043.4880
   01/01/2013                             to  04/26/2013       13.186379        14.203849              0.0000
=============                            ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.100343        11.539887        616,038.6958
   01/01/2012                             to  12/31/2012       11.539887        13.076365        945,535.0134
   01/01/2013                             to  12/31/2013       13.076365        17.534432        863,679.6468
=============                            ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        6.956445         7.342156         75,358.1675
   01/01/2012                             to  12/31/2012        7.342156         8.112065         71,574.0383
   01/01/2013                             to  04/26/2013        8.112065         8.702527              0.0000
=============                            ==== ==========       =========        =========        ============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.496332        13.735717        437,755.0056
   01/01/2012                             to  12/31/2012       13.735717        15.029032        411,874.6476
   01/01/2013                             to  12/31/2013       15.029032        20.119975        377,386.5856
=============                            ==== ==========       =========        =========        ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.994013        13.994917        102,077.9934
   01/01/2012                             to  12/31/2012       13.994917        16.180386         80,129.1659
   01/01/2013                             to  12/31/2013       16.180386        20.247946         79,438.8824
=============                            ==== ==========       =========        =========        ============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       14.139649        15.520424         38,543.1033
   01/01/2012                             to  12/31/2012       15.520424        17.847034         40,594.3668
   01/01/2013                             to  12/31/2013       17.847034        23.235109         48,770.4602
=============                            ==== ==========       =========        =========        ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.390134        11.302549        520,759.4373
   01/01/2012                             to  12/31/2012       11.302549        12.793188        499,981.3681
   01/01/2013                             to  12/31/2013       12.793188        16.523216        488,528.5151
=============                            ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       17.421282        20.280447        559,724.3349
=============                            ==== ==========       =========        =========        ============

                                     1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        7.890360         8.551865        1,160,376.4266
   01/01/2012                             to  12/31/2012        8.551865         9.552891        1,024,233.5245
   01/01/2013                             to  04/26/2013        9.552891        10.446064                0.0000
=============                            ==== ==========       =========        =========        ==============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
   10/07/2011                             to  12/31/2011       10.028840        10.125498           48,280.0468
   01/01/2012                             to  12/31/2012       10.125498        11.710239           47,606.7732
   01/01/2013                             to  12/31/2013       11.710239        13.946021           53,054.1076
=============                            ==== ==========       =========        =========        ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       18.704970        23.271979          165,801.8495
=============                            ==== ==========       =========        =========        ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       12.620729        13.765157          257,269.5371
   01/01/2012                             to  12/31/2012       13.765157        14.211408          237,844.2836
   01/01/2013                             to  04/26/2013       14.211408        15.382164                0.0000
=============                            ==== ==========       =========        =========        ==============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       13.679389        15.419887           42,290.0866
   01/01/2012                             to  12/31/2012       15.419887        17.531671           37,828.4839
   01/01/2013                             to  12/31/2013       17.531671        23.747538           53,487.8694
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        6.688949         8.414769          276,940.1258
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        5.770258         5.798617          407,786.9118
   01/01/2012                             to  12/31/2012        5.798617         6.375121          319,676.8401
   01/01/2013                             to  04/26/2013        6.375121         6.654953                0.0000
=============                            ==== ==========       =========        =========        ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.569449        15.192146           66,648.8173
   01/01/2012                             to  12/31/2012       15.192146        15.281305           73,156.4439
   01/01/2013                             to  12/31/2013       15.281305        16.597945           65,769.9466
=============                            ==== ==========       =========        =========        ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       16.337323        16.412787          160,916.6832
   01/01/2012                             to  12/31/2012       16.412787        16.584684          144,073.2015
   01/01/2013                             to  12/31/2013       16.584684        16.117171          117,851.8826
=============                            ==== ==========       =========        =========        ==============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.786723        10.365536        1,142,155.2539
  01/01/2012    to  12/31/2012       10.365536        11.866095          985,923.7131
  01/01/2013    to  12/31/2013       11.866095        15.070772          869,196.0086
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.645485        11.117766       16,722,597.8314
  01/01/2012    to  12/31/2012       11.117766        12.420769       15,354,362.3968
  01/01/2013    to  12/31/2013       12.420769        14.546353       13,938,617.2351
============   ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.290493        11.662678        5,926,220.4697
  01/01/2012    to  12/31/2012       11.662678        12.684198        5,678,239.2719
  01/01/2013    to  12/31/2013       12.684198        13.568692        4,283,688.3075
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.218662        10.767511       20,238,702.9542
  01/01/2012    to  12/31/2012       10.767511        12.218361       18,463,229.0297
  01/01/2013    to  12/31/2013       12.218361        15.087673       18,089,146.0577
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011        8.615863         9.185137        1,006,244.3855
  01/01/2012    to  12/31/2012        9.185137        10.459139          848,866.0659
  01/01/2013    to  04/26/2013       10.459139        11.240161                0.0000
============   ==== ==========       =========        =========       ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.083668        11.507100        7,183,513.1276
  01/01/2012    to  12/31/2012       11.507100        12.682311        6,707,074.9680
  01/01/2013    to  12/31/2013       12.682311        14.206742        6,422,839.0860
============   ==== ==========       =========        =========       ===============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.403968         9.693466       37,204.8994
  01/01/2012    to  12/31/2012        9.693466        10.453468       49,204.1317
  01/01/2013    to  12/31/2013       10.453468        11.382887       50,012.5652
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.947111         9.319201      661,735.7080
  01/01/2012    to  12/31/2012        9.319201        10.364233      670,620.3430
  01/01/2013    to  12/31/2013       10.364233        12.035729      637,528.1756
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.202250         8.628175      453,732.0376
  01/01/2012    to  12/31/2012        8.628175         9.817988      420,099.1125
  01/01/2013    to  12/31/2013        9.817988        12.033942      385,341.9748
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        7.986121         8.453840       68,767.7116
  01/01/2012    to  12/31/2012        8.453840         9.723437       56,762.1755
  01/01/2013    to  12/31/2013        9.723437        12.363621       45,555.9777
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.452442         9.776712      400,461.9502
  01/01/2012    to  12/31/2012        9.776712        10.615421      390,806.0138
  01/01/2013    to  12/31/2013       10.615421        11.806193      325,162.5726
============   ==== ==========       =========        =========      ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.171298        10.557023       38,472.8728
  01/01/2012    to  12/31/2012       10.557023        11.433469       79,249.2244
  01/01/2013    to  12/31/2013       11.433469        10.821573       72,129.0988
============   ==== ==========       =========        =========      ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.245400         9.526682      164,152.1216
  01/01/2012    to  12/31/2012        9.526682        10.185425      203,652.4795
  01/01/2013    to  12/31/2013       10.185425        11.007432      160,286.5219
============   ==== ==========       =========        =========      ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       17.931066        18.967888       28,470.5814
  01/01/2012    to  12/31/2012       18.967888        21.655009       31,439.3772
  01/01/2013    to  12/31/2013       21.655009        23.195767       31,592.8432
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.857747        12.632295      147,876.1674
  01/01/2012    to  12/31/2012       12.632295        15.590890      142,530.6088
  01/01/2013    to  12/31/2013       15.590890        15.816081      135,570.0984
============   ==== ==========       =========        =========      ============

                                    2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        6.620156         7.171781        298,989.5991
   01/01/2012                             to  12/31/2012        7.171781         8.325782        383,558.6369
   01/01/2013                             to  12/31/2013        8.325782        11.876631        401,922.5649
=============                            ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011      112.827817       116.801881            320.2085
   01/01/2012                             to  12/31/2012      116.801881       140.182768            630.0553
   01/01/2013                             to  12/31/2013      140.182768       176.873069          2,887.1044
=============                            ==== ==========      ==========       ==========        ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.516575        13.646317         47,348.8886
   01/01/2012                             to  12/31/2012       13.646317        15.790043         42,200.5266
   01/01/2013                             to  12/31/2013       15.790043        20.520707         38,504.8868
=============                            ==== ==========      ==========       ==========        ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       15.776828        15.783629        119,878.0965
   01/01/2012                             to  12/31/2012       15.783629        19.984811        100,571.6559
   01/01/2013                             to  12/31/2013       19.984811        25.549173         82,451.0475
=============                            ==== ==========      ==========       ==========        ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010605         1.043317        469,740.7183
   01/01/2013                             to  12/31/2013        1.043317         1.041170        471,639.1879
=============                            ==== ==========      ==========       ==========        ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        8.835811         9.578696         91,593.0682
   01/01/2012                             to  12/31/2012        9.578696        11.113050         74,486.4175
   01/01/2013                             to  12/31/2013       11.113050        14.740609         80,400.3634
=============                            ==== ==========      ==========       ==========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       19.940022        22.168211         56,461.7055
   01/01/2012                             to  12/31/2012       22.168211        24.907796         49,064.8545
   01/01/2013                             to  12/31/2013       24.907796        31.797783         52,217.8321
=============                            ==== ==========      ==========       ==========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.362461        14.515408         90,768.6290
   01/01/2012                             to  12/31/2012       14.515408        16.811721         77,025.0784
   01/01/2013                             to  12/31/2013       16.811721        23.088062         70,618.8789
=============                            ==== ==========      ==========       ==========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.872790        10.297447         26,293.5418
=============                            ==== ==========      ==========       ==========        ============

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS (Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
   10/07/2011                             to  12/31/2011       10.423783        10.547825       41,205.2332
   01/01/2012                             to  12/31/2012       10.547825        10.840645       44,456.3297
   01/01/2013                             to  04/26/2013       10.840645        10.811986            0.0000
=============                            ==== ==========       =========        =========      ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.012660         1.045354       72,967.5013
   01/01/2013                             to  12/31/2013        1.045354         1.136665      231,475.0893
=============                            ==== ==========       =========        =========      ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.587923        12.212475       54,322.7095
   01/01/2012                             to  12/31/2012       12.212475        13.989045       50,151.2133
   01/01/2013                             to  12/31/2013       13.989045        16.052704       50,983.3385
=============                            ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       21.298455        22.513197      145,886.7578
   01/01/2012                             to  12/31/2012       22.513197        24.909463      122,897.1377
   01/01/2013                             to  12/31/2013       24.909463        26.351252      103,706.0928
=============                            ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.912206        10.172019       25,865.4921
   01/01/2012                             to  12/31/2012       10.172019        10.695033       28,709.5450
   01/01/2013                             to  12/31/2013       10.695033        10.879977       34,810.2390
=============                            ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.690838         9.724128        2,423.7345
   01/01/2012                             to  12/31/2012        9.724128         9.944730          767.3397
   01/01/2013                             to  12/31/2013        9.944730         9.856026       41,321.1192
=============                            ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.758937        11.785726        1,790.2889
   01/01/2012                             to  12/31/2012       11.785726        13.194934        1,904.8856
   01/01/2013                             to  12/31/2013       13.194934        13.061296        2,094.8502
=============                            ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.166130         9.342415       69,797.4077
   01/01/2012                             to  12/31/2012        9.342415        10.351571       90,708.5136
   01/01/2013                             to  12/31/2013       10.351571        11.598045      141,717.1027
=============                            ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        1.076318         1.120516            0.0000
=============                            ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.444876         9.714793        207,977.2850
  01/01/2012    to  12/31/2012        9.714793        11.314976        192,057.3743
  01/01/2013    to  12/31/2013       11.314976        10.533176        192,658.9658
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.750903        11.908439        319,762.4699
  01/01/2012    to  12/31/2012       11.908439        13.614676        290,174.3962
  01/01/2013    to  12/31/2013       13.614676        15.907121        247,916.3210
============   ==== ==========       =========        =========        ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.023768        14.271210        334,233.8694
  01/01/2012    to  12/31/2012       14.271210        15.256784        314,557.2290
  01/01/2013    to  12/31/2013       15.256784        13.560777        282,266.8627
============   ==== ==========       =========        =========        ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       15.219512        15.537655        929,214.3910
  01/01/2012    to  12/31/2012       15.537655        16.631888        835,859.7866
  01/01/2013    to  12/31/2013       16.631888        15.982289        757,023.8462
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.573196        15.678760              0.0000
  01/01/2012    to  12/31/2012       15.678760        16.952845              0.0000
  01/01/2013    to  12/31/2013       16.952845        22.042344              0.0000
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  10/07/2011    to  12/31/2011       12.099043        12.383266         35,064.1362
  01/01/2012    to  12/31/2012       12.383266        13.520302         38,700.1665
  01/01/2013    to  12/31/2013       13.520302        13.432837         35,936.1431
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.583323        10.708462         20,006.5784
  01/01/2012    to  12/31/2012       10.708462        10.820402         31,942.1422
  01/01/2013    to  12/31/2013       10.820402        10.121720         16,147.1030
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214283        10.704310          6,290.9035
============   ==== ==========       =========        =========        ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010638         1.063387        154,345.0612
  01/01/2013    to  12/31/2013        1.063387         1.147148        387,062.5880
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.587307        11.179172        148,432.7906
  01/01/2012    to  12/31/2012       11.179172        12.357921        130,213.6160
  01/01/2013    to  12/31/2013       12.357921        13.672826        123,374.8637
============   ==== ==========       =========        =========        ============

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.836110        10.435307       58,392.3092
   01/01/2012                             to  12/31/2012       10.435307        11.759200       59,304.3696
   01/01/2013                             to  12/31/2013       11.759200        13.602685       56,714.2850
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       39.281183        43.263096      136,858.1882
   01/01/2012                             to  12/31/2012       43.263096        50.000256      114,977.9214
   01/01/2013                             to  12/31/2013       50.000256        65.531408      103,876.7599
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        8.841980         9.476551      269,065.5112
   01/01/2012                             to  12/31/2012        9.476551        10.553502      246,687.1344
   01/01/2013                             to  12/31/2013       10.553502        14.121510      220,644.8417
=============                            ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.062418        14.959592      143,116.9369
   01/01/2012                             to  12/31/2012       14.959592        17.290465      126,556.9884
   01/01/2013                             to  12/31/2013       17.290465        22.436265      118,700.1566
=============                            ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        8.862078         9.682738       51,926.1006
=============                            ==== ==========       =========        =========      ============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
   10/07/2011                             to  12/31/2011        7.142729         7.404028       57,127.2933
   01/01/2012                             to  12/31/2012        7.404028         8.518139       51,999.3169
   01/01/2013                             to  04/26/2013        8.518139         8.816266            0.0000
=============                            ==== ==========       =========        =========      ============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
   10/07/2011                             to  12/31/2011       14.926559        15.082240       31,465.5112
   01/01/2012                             to  12/31/2012       15.082240        15.303989       31,169.5661
   01/01/2013                             to  12/31/2013       15.303989        14.608044       23,241.0459
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.772534         9.726536      539,447.8056
   01/01/2012                             to  12/31/2012        9.726536         9.528091      444,875.3935
   01/01/2013                             to  12/31/2013        9.528091         9.334745      389,883.9351
=============                            ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   10/07/2011                             to  12/31/2011       10.370768        11.331899      432,165.2673
   01/01/2012                             to  12/31/2012       11.331899        12.510773      380,621.1292
   01/01/2013                             to  12/31/2013       12.510773        16.366597      348,769.8336
=============                            ==== ==========       =========        =========      ============

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       14.167357        16.815150       19,691.0826
=============                            ==== ==========       =========        =========      ============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       12.212086        12.586925       22,748.2944
   01/01/2012                             to  12/31/2012       12.586925        13.072406       21,185.7237
   01/01/2013                             to  04/26/2013       13.072406        14.076604            0.0000
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.996005        11.428787      108,372.8022
   01/01/2012                             to  12/31/2012       11.428787        12.937464      318,997.0059
   01/01/2013                             to  12/31/2013       12.937464        17.330845      292,973.1094
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        6.929082         7.311594       12,444.3022
   01/01/2012                             to  12/31/2012        7.311594         8.070182       10,293.5935
   01/01/2013                             to  04/26/2013        8.070182         8.654844            0.0000
=============                            ==== ==========       =========        =========      ============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.358214        13.580776      229,575.7443
   01/01/2012                             to  12/31/2012       13.580776        14.844569      185,359.8204
   01/01/2013                             to  12/31/2013       14.844569        19.853177      164,942.2039
=============                            ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.952966        13.950654        5,850.9660
   01/01/2012                             to  12/31/2012       13.950654        16.113009        7,710.1216
   01/01/2013                             to  12/31/2013       16.113009        20.143494        6,625.1639
=============                            ==== ==========       =========        =========      ============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       13.981218        15.342992        2,509.3219
   01/01/2012                             to  12/31/2012       15.342992        17.625280        2,772.4172
   01/01/2013                             to  12/31/2013       17.625280        22.923486        3,568.3580
=============                            ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.286735        11.187497      147,267.6665
   01/01/2012                             to  12/31/2012       11.187497        12.650241      126,835.5947
   01/01/2013                             to  12/31/2013       12.650241        16.322270      121,672.7621
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       17.165536        19.969276       24,319.1988
=============                            ==== ==========       =========        =========      ============

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        7.863125         8.520387       65,427.9602
   01/01/2012                             to  12/31/2012        8.520387         9.508166       51,827.6338
   01/01/2013                             to  04/26/2013        9.508166        10.393854            0.0000
=============                            ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
   10/07/2011                             to  12/31/2011        9.900063         9.993177           44.9886
   01/01/2012                             to  12/31/2012        9.993177        11.545600          258.4506
   01/01/2013                             to  12/31/2013       11.545600        13.736210        1,581.8257
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       18.466541        22.959878      111,264.8528
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       12.495095        13.624996      166,531.5671
   01/01/2012                             to  12/31/2012       13.624996        14.052564      153,775.5308
   01/01/2013                             to  04/26/2013       14.052564        15.205400            0.0000
=============                            ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       13.503729        15.218378        7,114.0950
   01/01/2012                             to  12/31/2012       15.218378        17.285185        7,906.7855
   01/01/2013                             to  12/31/2013       17.285185        23.390278       10,527.6091
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        6.604668         8.303149       89,864.8713
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        5.706456         5.733182       98,648.0421
   01/01/2012                             to  12/31/2012        5.733182         6.296846       93,981.8198
   01/01/2013                             to  04/26/2013        6.296846         6.571153            0.0000
=============                            ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.526699        15.144079        1,166.7361
   01/01/2012                             to  12/31/2012       15.144079        15.217644        2,172.2407
   01/01/2013                             to  12/31/2013       15.217644        16.512274        1,500.4656
=============                            ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       16.062895        16.133378       27,871.0194
   01/01/2012                             to  12/31/2012       16.133378        16.285965       62,274.8390
   01/01/2013                             to  12/31/2013       16.285965        15.811050       27,303.2888
=============                            ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.719112        10.291557        321,671.0844
  01/01/2012    to  12/31/2012       10.291557        11.769572        301,302.3403
  01/01/2013    to  12/31/2013       11.769572        14.933248        292,961.6994
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.571958        11.038436      2,181,620.5914
  01/01/2012    to  12/31/2012       11.038436        12.319752      1,859,346.4864
  01/01/2013    to  12/31/2013       12.319752        14.413633      1,690,876.3630
============   ==== ==========       =========        =========      ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.212524        11.579475        571,213.4746
  01/01/2012    to  12/31/2012       11.579475        12.581054        573,503.7294
  01/01/2013    to  12/31/2013       12.581054        13.444904        454,600.2378
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.148072        10.690669      1,949,941.0855
  01/01/2012    to  12/31/2012       10.690669        12.118979      1,425,508.4529
  01/01/2013    to  12/31/2013       12.118979        14.950002      1,558,643.8046
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011        8.586130         9.151333        243,696.7552
  01/01/2012    to  12/31/2012        9.151333        10.410179        228,681.2715
  01/01/2013    to  04/26/2013       10.410179        11.183989              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.007122        11.425001        807,317.3699
  01/01/2012    to  12/31/2012       11.425001        12.579176        791,529.6818
  01/01/2013    to  12/31/2013       12.579176        14.077129        680,764.8977
============   ==== ==========       =========        =========      ==============

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.